Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
Supplement [Text Block]	abigfi_SupplementTextBlock

THE ALLIANCEBERNSTEIN GROWTH FUNDS

-AllianceBernstein Global Thematic Growth Fund

-AllianceBernstein International Growth Fund

Supplement dated June 27, 2013 to the Summary Prospectuses and Prospectus dated November 1, 2012 of the AllianceBernstein Global Thematic Growth Fund and AllianceBernstein International Growth Fund (together the "Prospectuses").

Each of the Funds listed above is hereinafter referred to as a "Fund" or collectively, the "Funds".

*        *        *         *        *

Summary Information

The following changes will be made to the "Principal Strategies" in the Summary section of the Prospectuses for each Fund.

AllianceBernstein International Growth Fund

The last sentence of the third paragraph is deleted.

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abigfi_SupplementTextBlock

THE ALLIANCEBERNSTEIN GROWTH FUNDS

-AllianceBernstein Global Thematic Growth Fund

-AllianceBernstein International Growth Fund

Supplement dated June 27, 2013 to the Summary Prospectuses and Prospectus dated November 1, 2012 of the AllianceBernstein Global Thematic Growth Fund and AllianceBernstein International Growth Fund (together the "Prospectuses").

Each of the Funds listed above is hereinafter referred to as a "Fund" or collectively, the "Funds".

*        *        *         *        *

Summary Information

The following changes will be made to the "Principal Strategies" in the Summary section of the Prospectuses for each Fund.

AllianceBernstein International Growth Fund

The last sentence of the third paragraph is deleted.